Goodwill and Other Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2023
Goodwill and Other Intangible Assets [Abstract]
Schedule of Changes In The Carrying Amount Of Goodwill	Changes in the carrying amount of the Company’s goodwill during the six months ended June 30, 2023 were as follows:
U.S. $ in thousands

Goodwill as of January 1, 2023	$64,953
Goodwill acquired	27,835
Foreign currency translation adjustments	158
Goodwill as of June 30, 2023	$92,946

Schedule of Other Intangible Assets	Other intangible assets consisted of the following:
	June 30, 2023			December 31, 2022
	Carrying Amount,		Net	Carrying Amount,		Net
	Net of	Accumulated	Book	Net of	Accumulated	Book
	Impairment	Amortization	Value	Impairment	Amortization	Value
	U.S. $ in thousands
Developed technology	$406,738	$(292,135)	$114,603	$387,603	$(283,671)	$103,932
Patents	17,958	(9,640)	8,318	17,508	(8,970)	8,538
Trademarks and trade names	21,368	(14,776)	6,592	16,278	(14,030)	2,248
Customer relationships	109,419	(90,319)	19,100	93,609	(86,925)	6,684
Capitalized software development costs	7,066	(7,066)	-	7,066	(7,066)	-
	$562,549	$(413,936)	$148,613	$522,064	$(400,662)	$121,402

Schedule of Estimated Amortization Expenses Relating To Intangible Assets	As of June 30, 2023, the estimated amortization expenses relating to intangible assets for each of the following future periods were as follows:
Estimated
amortization expenses
(U.S. $ in thousands)
Remaining 6 months of 2023	$14,202
2024	23,774
2025	22,371
2026	22,293
2027	20,892
2028 and thereafter	45,081
Total	$148,613